Other Equity Instruments - Summary of Coupon Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other equity instruments [Line Items]
Borrowings	€ 13,635	€ 13,153
USD 500 million [member]
Disclosure of other equity instruments [Line Items]
Coupon rate	6.50%	6.50%
Borrowings currency	USD	USD
Coupon date, as of	Quarterly, December 15	Quarterly, December 15
Year of next call	2018	2018
USD 250 million [member]
Disclosure of other equity instruments [Line Items]
Borrowings currency	USD	USD
Coupon rate	floating LIBOR rate	floating LIBOR rate
Coupon date, as of	Quarterly, December 15	Quarterly, December 15
Year of next call	2018	2018
USD 500 million [member]
Disclosure of other equity instruments [Line Items]
Borrowings currency	USD	USD
Coupon rate	floating CMS rate	floating CMS rate
Coupon date, as of	Quarterly, July 15	Quarterly, July 15
Year of next call	2018	2018
USD 1 billion [member]
Disclosure of other equity instruments [Line Items]
Coupon rate	6.375%	6.375%
Borrowings currency	USD	USD
Coupon date, as of	Quarterly, June 15	Quarterly, July 15
Year of next call	2018	2018
EUR 950 million [member]
Disclosure of other equity instruments [Line Items]
Borrowings currency	EUR	EUR
Coupon rate	floating DSL rate	floating DSL rate
Coupon date, as of	Quarterly, July 15	Quarterly, July 15
Year of next call	2018	2018
EUR 200 million [member]
Disclosure of other equity instruments [Line Items]
Coupon rate	6.00%	6.00%
Borrowings currency	EUR	EUR
Coupon date, as of	Annually, July 21	Annually, July 21
Year of next call	2018	2018
USD 525 million [member]
Disclosure of other equity instruments [Line Items]
Coupon rate	8.00%
Borrowings currency	USD
Coupon date, as of	Quarterly, February 15
Year of next call	2018
Borrowings	€ 271	€ 271	€ 271
Non-cumulative subordinated notes [member]
Disclosure of other equity instruments [Line Items]
Borrowings	3,008	3,008	3,008
Non-cumulative subordinated notes [member] | USD 500 million [member]
Disclosure of other equity instruments [Line Items]
Borrowings	424	424	424
Non-cumulative subordinated notes [member] | USD 250 million [member]
Disclosure of other equity instruments [Line Items]
Borrowings	212	212	212
Non-cumulative subordinated notes [member] | USD 500 million [member]
Disclosure of other equity instruments [Line Items]
Borrowings	402	402	402
Non-cumulative subordinated notes [member] | USD 1 billion [member]
Disclosure of other equity instruments [Line Items]
Borrowings	821	821	821
Non-cumulative subordinated notes [member] | EUR 950 million [member]
Disclosure of other equity instruments [Line Items]
Borrowings	950	950	950
Non-cumulative subordinated notes [member] | EUR 200 million [member]
Disclosure of other equity instruments [Line Items]
Borrowings	€ 200	€ 200	€ 200